Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Equipment Schedule Of Property, Plant And Equipment 1		$ 11,630
Equipment Schedule Of Property, Plant And Equipment 2		6,630
Equipment Schedule Of Property, Plant And Equipment 3		20,963
Equipment Schedule Of Property, Plant And Equipment 4		4,534
Equipment Schedule Of Property, Plant And Equipment 5		32,593
Equipment Schedule Of Property, Plant And Equipment 6		11,164
Equipment Schedule Of Property, Plant And Equipment 7		(11,452)
Equipment Schedule Of Property, Plant And Equipment 8		(4,864)
Equipment Schedule Of Property, Plant And Equipment 9		21,141
Equipment Schedule Of Property, Plant And Equipment 10		$ 6,300
Equipment Schedule Of Property, Plant And Equipment 1	$ 10,250
Equipment Schedule Of Property, Plant And Equipment 2	11,630
Equipment Schedule Of Property, Plant And Equipment 3	24,714
Equipment Schedule Of Property, Plant And Equipment 4	20,963
Equipment Schedule Of Property, Plant And Equipment 5	34,964
Equipment Schedule Of Property, Plant And Equipment 6	32,593
Equipment Schedule Of Property, Plant And Equipment 7	(16,278)
Equipment Schedule Of Property, Plant And Equipment 8	(11,452)
Equipment Schedule Of Property, Plant And Equipment 9	18,686
Equipment Schedule Of Property, Plant And Equipment 10	$ 21,141